Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Vessel Operating Expenses
Vessel Operating Expenses
9.	Vessel Operating Expenses

Vessel operating expenses are analyzed as follows:

For the year ended December 31,	2024	2023	2022
Crew costs	23,963,712	25,824,142	23,283,420
Insurances	3,213,131	3,273,552	3,084,189
Stores	3,798,246	1,874,962	1,566,555
Spares	3,139,300	2,556,623	1,382,223
Repairs and surveys	1,964,837	2,188,650	1,826,758
Flag expenses	875,347	643,661	531,871
Lubricants	3,225,877	3,250,710	2,466,943
Telecommunication expenses	397,166	450,040	195,605
Miscellaneous expenses	1,856,642	1,679,945	1,402,896
Total	42,434,258	41,742,285	35,740,460